UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael L. Palmer
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Michael L. Palmer		Short Hills, New Jersey		11/14/2011
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total: 1,543,099,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
AMR Corp					COM			001765106	12,673 		4,281,293 	x				 				4,281,293
Apple Inc					COM			037833100	14,530 		38,119 		x				 				38,119
Applied Materials Inc				COM			038222105	42,894 		4,144,385 	x				 				4,144,385
Beazer Homes USA Inc				COM			07556Q105	2,706 		1,791,962 	x				 				1,791,962
BP plc						SPONSORED ADR		055622104	5,671 		157,227 	x				 				157,227
Calumet Specialty Products Partners LP		UT LTD PARTNER		131476103	22,596 		1,333,893 	x				 				1,333,893
CF Industries Holdings Inc			COM			125269100	66,630 		539,996 	x				 				539,996
Citigroup Inc					COM			172967424	64,556 		2,519,761 	x				 				2,519,761
CVR Energy Inc					COM			12662P108	133,384 	6,309,568 	x				 				6,309,568
Dana Holding Corp				COM			235825205	485 		46,173 		x				 				46,173
Dean Foods Co					COM			242370104	70,323 		7,928,222 	x				 				7,928,222
Delta Air Lines Inc				COM NEW			247361702	21,423 		2,856,389 	x				 				2,856,389
E-Trade Financial Corp				COM NEW			269246401	10,766 		1,181,770 	x				 				1,181,770
General Motors Co				JR PFD CNV SRB		37045V209	1,359 		38,740 		x				 				38,740
General Motors Co				*W EXP 07/10/201	37045V118	2,004 		172,171 	x				 				172,171
General Motors Co				*W EXP 07/10/201	37045V126	1,365 		172,171 	x				 				172,171
Goodyear Tire & Rubber Co.			COM			382550101	108,590 	10,762,142 	x				 				10,762,142
Goodyear Tire & Rubber Co.			PFD CONV		382550309	7,790 		200,000 	x				 				200,000
Google Inc					CL A			38259P508	26,393 		51,311 		x				 				51,311
The Hartford Financial Services Group		*W EXP 06/26/201	416515120	12,966 		1,347,800 	x				 				1,347,800
HollyFrontier Corp				COM			436106108	41,932 		1,599,244 	x				 				1,599,244
International Paper Company			COM			460146103	77,108 		3,316,483 	x				 				3,316,483
KB Home						COM			48666K109	5,147 		878,409 	x				 				878,409
KLA-Tencor Corp					COM			482480100	39,602 		1,034,534 	x				 				1,034,534
Lam Research Corp				COM			512807108	34,395 		905,616 	x				 				905,616
Macy's Inc					COM			55616P104	86,502 		3,286,543 	x				 				3,286,543
Masco Corp					COM			574599106	15,230 		2,139,024 	x				 				2,139,024
Micron Technology Inc.				COM			595112103	44,279 		8,785,444 	x				 				8,785,444
Microsoft Corp					COM			594918104	42,610 		1,711,926 	x				 				1,711,926
MPG Office Trust Inc				COM			553274101	9,552 		4,526,862 	x				 				4,526,862
Mueller Water Products Inc.			COM			624758108	26,170 		10,552,356 	x				 				10,552,356
Navistar International Corp			COM			63934E108	17,120 		532,994 	x				 				532,994
Owens Corning					*W EXP 10/30/201	690742127	10 		7,544 		x				 				7,544
PulteGroup Inc					COM			745867101	4,407 		1,115,812 	x					 			1,115,812
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	11,513 		720,000 	x				 				720,000
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	14,439 		1,350,696 	x				 				1,350,696
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	35,569 		3,352,443 	x				 				3,352,443
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	18,130 		1,594,519 	x				 				1,594,519
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	24,320 		2,189,014 	x				 				2,189,014
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	23,040 		1,912,014 	x				 				1,912,014
SuperMedia Inc					COM			868447103	449 		289,764 	x				 				289,764
Temple-Inland Inc				COM			879868107	12,025 		383,336 	x				 				383,336
Teradyne Inc					COM			880770102	18,320 		1,663,910 	x				 				1,663,910
Tesoro Corp					COM			881609101	21,503 		1,104,424 	x				 				1,104,424
The Mosaic Company				COM			61945C103	36,091 		737,000 	x				 				737,000
The Ryland Group Inc				COM			783764103	1,441 		135,268 	x				 				135,268
United Continental Holdings Inc.		COM			910047109	77,738 		4,011,253 	x				 				4,011,253
US Airways Group Inc				COM			90341W108	51,101 		9,291,039 	x				 				9,291,039
Valero Energy Corp				COM			91913Y100	98,836 		5,558,808 	x				 				5,558,808
Western Refining Inc				COM			959319104	25,417 		2,039,872 	x				 				2,039,872
